Income Tax (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax
Tax operating loss carry forwards	$ 15,151,067	$ 14,298,098
Deemed distribution to E-House associated with tax liability		$ 571,227	$ 2,381,799
PRC
Income Tax
Undistributed earnings	240,339,365
Provision for Chinese dividend withholding taxes	$ 0
Preferential withholding tax rate (as a percent)	5.00%
PRC | Minimum
Income Tax
Deferred income tax liability for the undistributed earnings	$ 12,016,968
Withholding income tax rate for dividends distributed (as a percent)	5.00%
PRC | Maximum
Income Tax
Deferred income tax liability for the undistributed earnings	$ 24,033,937
Withholding income tax rate for dividends distributed (as a percent)	10.00%